Notes to the Consolidated Financial Statements - Summary of property, plant and equipment are depreciated using the straight-line method over their expected useful lives (Detail)	12 Months Ended
Dec. 31, 2021
Building & improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	10 years
Building & improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	33 years
Land improvements & Leasehold improvements | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	9 years
Land improvements & Leasehold improvements | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	20 years
Transportation equipment, machinery, Computer & networking, Lab equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3 years
Transportation equipment, machinery, Computer & networking, Lab equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	15 years
Furniture, office equipment, machinery and tools | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	3 years
Furniture, office equipment, machinery and tools | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment useful life	10 years